PLANROCK ALTERNATIVE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 79.1%
	COMMODITY - 10.6%
19,512	ProShares Ultra Gold(a)			$1,083,306
469	ProShares UltraShort Bloomberg Crude Oil(a)			9,197
				1,092,503
	EQUITY - 68.5%
11,164	Avantis Emerging Markets Value ETF			650,973
7,050	Avantis International Small Cap Value ETF			662,489
862	Invesco QQQ Trust Series 1			529,535
9,152	iShares MSCI EAFE Small-Cap ETF			709,554
9,633	iShares MSCI EAFE Value ETF			687,893
9,777	iShares MSCI Emerging Markets Small-Cap ETF			659,752
1,975	iShares MSCI USA Momentum Factor ETF			494,362
2,175	iShares Russell 1000 Growth ETF			1,029,427
7,679	SPDR Portfolio S&P 500 ETF			616,009
5,091	State Street Communication Services Select Sector			599,313
2,904	State Street Technology Select Sector SPDR ETF			418,089
				7,057,396
	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,864,773)			8,149,899
	TOTAL INVESTMENTS - 79.1% (Cost $6,864,773)			$8,149,899
	OTHER ASSETS IN EXCESS OF LIABILITIES- 20.9%			2,155,056
	NET ASSETS - 100.0%			$10,304,955
OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
13	CBOE Volatility Index Future	06/18/2026	$273,325	$(25,975)
14	CBOE Volatility Index Future	07/23/2026	299,950	(4,490)
10	CBOT 10 Year US Treasury Note	03/23/2026	1,124,375	(8,906)
13	CBOT 2 Year US Treasury Note Future	04/01/2026	2,714,258	(1,929)
1	CBOT US Treasure Bond Futures	03/23/2026	115,594	(219)
27	CME Euro Foreign Exchange Currency Future	03/17/2026	3,975,750	20,856
6	ICE US mini MSCI EAFE Index Futures	03/23/2026	870,630	390
6	ICE US MSCI Emerging Markets EM Index Futures	03/23/2026	423,420	15,745
34	Micro E-mini Nasdaq-100 Futures	03/23/2026	1,731,058	(11,086)
15	Micro E-mini S&P 500 futures	03/23/2026	516,938	1,929
	TOTAL FUTURES CONTRACTS			$(13,685)

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PLANROCK ALTERNATIVE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
OPEN FUTURES CONTRACTS (Continued)
OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation
39	CME Japanese Yen Currency Future	03/17/2026	$3,129,019	$7,410
	TOTAL FUTURES CONTRACTS

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